1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
1. Summary of Significant Accounting Policies
1. Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

Organization

Peoples Bancorp of North Carolina, Inc. (“Bancorp” or the “Company”) has served as the holding company to Peoples Bank (the “Bank”) since 1999.  Bancorp is primarily regulated by the Board of Governors of the Federal Reserve System, and serves as the one-bank holding company for the Bank.

The Bank commenced business in 1912 upon receipt of its banking charter from the North Carolina Commissioner of Banks (the “Commissioner”). The Bank is primarily regulated by the Commissioner and the Federal Deposit Insurance Corporation (the “FDIC”) and undergoes periodic examinations by these regulatory agencies. The Bank, whose main office is in Newton, North Carolina, provides a full range of commercial and consumer banking services primarily in Catawba, Alexander, Lincoln, Mecklenburg, Iredell and Wake counties in North Carolina.

Peoples Investment Services, Inc. (“PIS”) is a wholly owned subsidiary of the Bank and began operations in 1996 to provide investment and trust services through agreements with an outside party.

Real Estate Advisory Services, Inc. (“REAS”) is a wholly owned subsidiary of the Bank and began operations in 1997 to provide real estate appraisal and property management services to individuals and commercial customers of the Bank.

Community Bank Real Estate Solutions, LLC (“CBRES”) is a wholly owned subsidiary of the Bank and began operations in 2009 as a “clearing house” for appraisal services for community banks.  Other banks are able to contract with CBRES to find and engage appropriate appraisal companies. In 2019, the Company launched PB Insurance Agency, which is part of CBRES.

PB Real Estate Holdings, LLC (“PBREH”) is a wholly owned subsidiary of the Bank and began operation in 2015.  PBREH acquires, manages and disposes of real property, other collateral and other assets obtained in the ordinary course of collecting debts previously contracted.

The Bank operates three banking offices focused on the Latino population that were formerly operated as a division of the Bank under the name Banco de la Gente (“Banco”).  These offices, which offer the same banking services as our other branches offer, now operate under the same name as our other offices; however, we continue to separately categorize mortgage loans originated from these offices.

Principles of Consolidation

The consolidated financial statements include the financial statements of Bancorp and its wholly owned subsidiary, the Bank, along with the Bank’s wholly owned subsidiaries, PIS, REAS, CBRES and PBREH.  All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accounting principles followed by the Company, and the methods of applying these principles, conform with accounting principles generally accepted in the United States of America (“GAAP”) and with general practices in the banking industry. In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for loan losses and valuation of real estate acquired in connection with or in lieu of foreclosure on loans.

Correction of an Error

Subsequent to issuance of the Company’s Annual Report on Form 10-K for the year ended December 31, 2020, it was identified that the Company’s non-qualified deferred compensation plan had not been properly recorded on the Consolidated Balance Sheets. The deferred compensation plan requires all deferral amounts and contributions to be held in a rabbi trust, and the assets held by the trust should be recorded on the Company’s financial statements along with a corresponding liability.

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For balances related to mutual fund investments held in the rabbi trust, the accrued interest receivable and other assets, accrued interest payable and other liabilities, total assets, and total liabilities line items on the Consolidated Balance Sheets were adjusted as of December 31, 2020 to reflect the asset and corresponding liability associated with the portion of the rabbi trust held in mutual fund investments. This resulted in an increase to these line items of $1.3 million. Additionally, an adjustment to the presentation of the Company’s shareholders’ equity on the Consolidated Balance Sheets has been made to disclose the number of shares of Company stock held by the rabbi trust and the cost basis for those shares, as well as a corresponding liability for the deferred compensation as of December 31, 2020.

On the Consolidated Statements of Earnings, basic earnings per share has been adjusted from $1.95 to $2.01 for the year ended December 31, 2020 and from $2.37 to $2.43 for the year ended December 31, 2019. The impact of the changes in the fair value of the mutual funds held in the rabbi trust and the changes in the deferred compensation liability that were not previously recorded were not considered material to the financial statements. These changes to basic earnings per share are also reflected within Note 1 to the financial statements below.

In addition to the adjustments to the presentation of the Company’s shareholders’ equity on the Consolidated Balance Sheets, the Company adjusted the presentation of the Consolidated Statements of Changes in Shareholders’ Equity for all periods presented to reflect the Company shares held within the rabbi trust, as well as the corresponding deferred compensation associated with these shares.

The Company’s Consolidated Statements of Cash Flows were adjusted for the years ended December 31, 2020 and 2019 in order to reflect the changes to other assets and other liabilities made on the Consolidated Balance Sheets.

The adjustments to correct the error noted above were not considered material to the financial statements.

Cash and Cash Equivalents Cash, due from banks, interest-bearing deposits and federal funds sold are considered cash and cash equivalents for cash flow reporting purposes.

Investment Securities

The Company uses three classifications for its investment securities: trading, available for sale, or held to maturity. Trading securities are bought and held principally for sale in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other securities not included in trading or held to maturity are classified as available for sale. At December 31, 2021 and 2020, the Company classified all of its investment securities as available for sale.

Available for sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are reported as a separate component of shareholders’ equity until realized.

Management evaluates investment securities for other-than-temporary impairment on a quarterly basis.  A decline in the market value of any investment below cost that is deemed other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established.  The decline in value attributed to non-credit related factors is recognized in comprehensive income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to the yield.  Realized gains and losses for securities classified as available for sale are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Other Investments Other investments include equity securities with no readily determinable fair value. These investments are carried at cost.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at the principal amount outstanding, net of the allowance for loan losses. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding.  The recognition of certain loan origination fee income and certain loan origination costs is deferred when such loans are originated and amortized over the life of the loan.

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A loan is impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan will not be collected.  Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Accrual of interest is discontinued on a loan when management believes, after considering economic conditions and collection efforts, that the borrower’s financial condition is such that collection of interest is doubtful. Interest previously accrued but not collected is reversed against current period earnings.

Allowance for Loan Losses

The allowance for loan losses (“ALLL” or “allowance”) reflects management’s assessment and estimate of the risks associated with extending credit and its evaluation of the quality of the loan portfolio.  The Bank periodically analyzes the loan portfolio in an effort to review asset quality and to establish an allowance that management believes will be adequate in light of anticipated risks and loan losses.  In assessing the adequacy of the allowance, size, quality and risk of loans in the portfolio are reviewed. Other factors considered are:

•	the Bank’s loan loss experience;
•	the amount of past due and non-performing loans;
•	specific known risks;
•	the status and amount of other past due and non-performing assets;
•	underlying estimated values of collateral securing loans;
•	current and anticipated economic conditions; and
•	other factors which management believes affect the allowance for potential credit losses.

Management uses several measures to assess and monitor the credit risks in the loan portfolio, including a loan grading system that begins upon loan origination and continues until the loan is collected or collectability becomes doubtful. Upon loan origination, the Bank’s originating loan officer evaluates the quality of the loan and assigns one of eight risk grades. The loan officer monitors the loan’s performance and credit quality and makes changes to the credit grade as conditions warrant. When originated or renewed, all loans over a certain dollar amount receive in-depth reviews and risk assessments by the Bank’s Credit Administration. Before making any changes in these risk grades, management considers assessments as determined by the third party credit review firm (as described below), regulatory examiners and the Bank’s Credit Administration. Any issues regarding the risk assessments are addressed by the Bank’s senior credit administrators and factored into management’s decision to originate or renew the loan. The Bank’s Board of Directors reviews, on a monthly basis, an analysis of the Bank’s reserves relative to the range of reserves estimated by the Bank’s Credit Administration.

As an additional measure, the Bank engages an independent third party to review the underwriting, documentation and risk grading analyses. This independent third party reviews and evaluates loan relationships greater than or equal to $1.5 million as well as a periodic sample of commercial relationships with exposures below $1.5 million, excluding loans in default, and loans in process of litigation or liquidation.  The third party’s evaluation and report is shared with management and the Board of Directors of the Bank (“Bank Board”).

Management considers certain commercial loans with weak credit risk grades to be individually impaired and measures such impairment based upon available cash flows and the value of the collateral. Allowance or reserve levels are estimated for all other graded loans in the portfolio based on their assigned credit risk grade, type of loan and other matters related to credit risk.

Management uses the information developed from the procedures described above in evaluating and grading the loan portfolio. This continual grading process is used to monitor the credit quality of the loan portfolio and to assist management in estimating the allowance.  The provision for loan losses charged or credited to earnings is based upon management’s judgment of the amount necessary to maintain the allowance at a level appropriate to absorb probable incurred losses in the loan portfolio at the balance sheet date.  The amount each quarter is dependent upon many factors, including growth and changes in the composition of the loan portfolio, net charge-offs, delinquencies, management’s assessment of loan portfolio quality, the value of collateral, and other macro-economic factors and trends.  The evaluation of these factors is performed quarterly by management through an analysis of the appropriateness of the allowance.

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The allowance is comprised of three components: specific reserves, general reserves and unallocated reserves.  After a loan has been identified as impaired, management measures impairment.  When the measure of the impaired loan is less than the recorded investment in the loan, the amount of the impairment is recorded as a specific reserve. These specific reserves are determined on an individual loan basis based on management’s current evaluation of the Bank’s loss exposure for each credit, given the appraised value of any underlying collateral. Loans for which specific reserves are provided are excluded from the general allowance calculations as described below.

The general allowance reflects reserves established under GAAP for collective loan impairment.  These reserves are based upon historical net charge-offs using the greater of the last two, three, four, or five years’ loss experience.  This charge-off experience may be adjusted to reflect the effects of current conditions.  The Bank considers information derived from its loan risk ratings and external data related to industry and general economic trends in establishing reserves.  Qualitative factors applied in the Bank’s ALLL model include the impact to the economy from the COVID-19 pandemic and reserves on loans with payment modifications as a result of the COVID-19 pandemic.  At December 31, 2021, there were no loans with existing modifications as a result of the COVID-19 pandemic.  At December 31, 2020, the balance of loans with existing modifications as a result of the COVID-19 pandemic was $18.3 million.  At December 31, 2021, the Bank continues to maintain a pool of loans that were previously modified as a result of the COVID-19 pandemic. The loan balances associated with those loans that were previously modified as a result of the COVID-19 pandemic related modifications have been grouped into their own pool within the Bank’s ALLL model as management considers that they have a higher risk profile, and a higher reserve rate has been applied to this pool. As such, a higher reserve rate has been applied to this pool.  Loans included in this pool totaled $88.7 million and $119.6 million at December 31, 2021 and December 31, 2020, respectively.

The unallocated allowance is determined through management’s assessment of probable losses that are in the portfolio but are not adequately captured by the other two components of the allowance, including consideration of current economic and business conditions and regulatory requirements. The unallocated allowance also reflects management’s acknowledgement of the imprecision and subjectivity that underlie the modeling of credit risk.  Due to the subjectivity involved in determining the overall allowance, including the unallocated portion, the unallocated portion may fluctuate from period to period based on management’s evaluation of the factors affecting the assumptions used in calculating the allowance.

There were no significant changes in the estimation methods or fundamental assumptions used in the evaluation of the allowance for the year ended December 31, 2021 as compared to the year ended December 31, 2020. Revisions, estimates and assumptions may be made in any period in which the supporting factors indicate that loss levels may vary from the previous estimates.

Effective December 31, 2012, certain mortgage loans from the former Banco division of the Bank were analyzed separately from other single family residential loans in the Bank’s loan portfolio.  These loans are first mortgage loans made to the Latino market, primarily in Mecklenburg, North Carolina and surrounding counties.  These loans are non-traditional mortgages in that the customer normally did not have a credit history, so all credit information was accumulated by the loan officers.

Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) loans are excluded from the allowance as PPP loans are 100 percent guaranteed by the SBA.

Various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance. Such agencies may require adjustments to the allowance based on their judgments of information available to them at the time of their examinations.  Management believes it has established the allowance for credit losses pursuant to GAAP, and has taken into account the views of its regulators and the current economic environment.  Management considers the allowance adequate to cover the estimated losses inherent in the Bank’s loan portfolio as of the date of the financial statements. Although management uses the best information available to make evaluations, significant future additions to the allowance may be necessary based on changes in economic and other conditions, thus adversely affecting the operating results of the Company.

Mortgage Banking Activities

Mortgage banking income represents income from the sale of mortgage loans and fees received from borrowers and loan investors related to the Bank’s origination of single-family residential mortgage loans.

Mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of mortgage loans serviced for others was approximately $351,000, $578,000 and $729,000 at December 31, 2021, 2020 and 2019, respectively.  Mortgage servicing rights related to these loans are immaterial for all periods presented.

The Bank originates certain fixed rate mortgage loans and commits these loans for sale.  The commitments to originate fixed rate mortgage loans and the commitments to sell these loans to a third party are both derivative contracts.  The fair value of these derivative contracts is immaterial and has no effect on the recorded amounts in the financial statements.

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Mortgage loans held for sale are carried at the lower of aggregate cost or market value. The cost of mortgage loans held for sale approximates the market value.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is reflected in earnings for that period. The cost of maintenance and repairs that do not improve or extend the useful life of the respective asset is charged to earnings as incurred, whereas significant renewals and improvements are capitalized. The range of estimated useful lives for premises and equipment are generally as follows:

Buildings and improvements	10- 50 years
Furniture and equipment	3 - 10 years

Other Real Estate

Foreclosed assets include all assets received in full or partial satisfaction of a loan.  Foreclosed assets are reported at fair value less estimated selling costs.  Any write-downs at the time of foreclosure are charged to the allowance.  Subsequent to foreclosure, valuations are periodically performed by management, and a valuation allowance is established if fair value less estimated selling costs declines below carrying value.  Costs relating to the development and improvement of the property are capitalized.  Revenues and expenses from operations are included in other expenses.  Changes in the valuation allowance are included in loss on sale and write-down of other real estate.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that the realization of such benefits is more likely than not to occur. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in a deferred tax asset, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of a deferred tax asset, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

Tax effects from an uncertain tax position can be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.  A tax position that meets the more likely than not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.  Previously recognized tax positions that no longer meet the more likely than not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.  The Company assessed the impact of this guidance and determined that it did not have a material impact on the Company’s financial position, results of operations or disclosures.

Advertising Costs Advertising costs are expensed as incurred.

Stock-Based Compensation

The Company has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by shareholders on May 7, 2009 (the “2009 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights or book value shares, may be granted to eligible directors and employees.  The 2009 Plan expired on May 7, 2019 but still governs the rights and obligations of the parties for grants made thereunder.  No new awards may be made after May 7, 2019.

The Company granted 16,583 restricted stock units under the 2009 Plan at a grant date fair value of $16.34 per share during the first quarter of 2015.  The Company granted 5,544 restricted stock units under the 2009 Plan at a grant date fair value of $16.91 per share during the first quarter of 2016.  The Company granted 4,114

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restricted stock units under the 2009 Plan at a grant date fair value of $25.00 per share during the first quarter of 2017.  The Company granted 3,725 restricted stock units under the 2009 Plan at a grant date fair value of $31.43 per share during the first quarter of 2018.  The Company granted 5,290 restricted stock units under the 2009 Plan at a grant date fair value of $28.43 per share during the first quarter of 2019.  The number of restricted stock units granted and grant date fair values for the restricted stock units granted in 2015 through 2017 have been restated to reflect the 10% stock dividend that was paid in the fourth quarter of 2017.  The Company recognizes compensation expense on the restricted stock units over the vesting period (four years from the grant date for the 2015, 2016, 2017, 2018 and 2019 grants).  The amount of expense recorded each period reflects the changes in the Company’s stock price during such period.  As of December 31, 2021, the total unrecognized compensation expense related to the restricted stock unit grants under the 2009 Plan was $38,000.

The Company also has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by shareholders on May 7, 2020 (the “2020 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights or book value shares, may be granted to eligible directors and employees.  A total of 300,000 shares were reserved for possible issuance under the 2020 Plan when it was adopted. As of December 31, 2021, a total of 285,305 shares out of the initial 300,000 shares reserved remain available for future issuance under the 2020 Plan.  No new awards may be made after May 7, 2030 (ten years from the 2020 Plan effective date).

The Company granted 7,635 restricted stock units under the 2020 Plan at a grant date fair value of $17.08 per share during the second quarter of 2020.  The Company granted 7,060 restricted stock units under the 2020 Plan at a grant date fair value of $22.04 per share during the first quarter of 2021.  The Company recognizes compensation expense on the restricted stock units over the vesting period (four years from the grant date for 2020 and 2021 grants).  As of December 31, 2021, the total unrecognized compensation expense related to the restricted stock unit grants under the 2020 Plan was $273,000.

The Company recognized compensation expense for restricted stock units granted under the 2009 Plan and 2020 Plan of $181,000 and $27,000 for the years ended December 31, 2021 and 2020, respectively.  The Company recognized compensation expense for restricted stock units granted under the 2009 Plan of $270,000 for the year ended December 31, 2019.

Net Earnings Per Share

Net earnings per common share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per common share. The average market price during the year is used to compute equivalent shares.

The reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share” for the years ended December 31, 2021, 2020 and 2019 are as follows:

For the year ended December 31, 2021
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$15,133	5,576,099	$2.71
Effect of dilutive securities:
Restricted stock units - unvested	-	13,935
Shares held in deferred comp plan		158,831
Diluted earnings per share	$15,133	5,748,865	$2.63

For the year ended December 31, 2020
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$11,357	5,657,025	$2.01
Effect of dilutive securities:
Restricted stock units - unvested	-	14,203
Shares held in deferred comp plan	-	150,394
Diluted earnings per share	$11,357	5,821,622	$1.95

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For the year ended December 31, 2019
	Net Earnings (Dollars in thousands)	Weighted Average Number of Shares	Per Share Amount
Basic earnings per share	$14,067	5,799,505	$2.43
Effect of dilutive securities:
Restricted stock units - unvested	-	25,438
Shares held in deferred comp plan	-	141,542
Diluted earnings per share	$14,067	5,966,485	$2.36

Revenue Recognition

The Company has applied ASU 2014-09 using a modified retrospective approach.  The Company’s revenue is comprised of net interest income and noninterest income.  The scope of ASU 2014-09 explicitly excludes net interest income as well as many other revenues for financial assets and liabilities including loans, leases, securities, and derivatives.  Accordingly, the majority of the Company’s revenues are not affected.  Appraisal management fee income and expense from the Bank’s subsidiary, CBRES, was reported as a net amount prior to March 31, 2018, which was included in miscellaneous non-interest income. This income and expense is now reported on separate line items under non-interest income and non-interest expense.  See below for additional information related to revenue generated from contracts with customers.

Revenue and Method of Adoption

The majority of the Company’s revenue is derived primarily from interest income from receivables (loans) and securities.  Other revenues are derived from fees received in connection with deposit accounts, investment advisory, and appraisal services. On January 1, 2018, the Company adopted the requirements of ASU 2014-09.  The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company adopted ASU 2014-09 using the modified retrospective transition approach which does not require restatement of prior periods.  The method was selected as there were no material changes in the timing of revenue recognition resulting in no comparability issues with prior periods.  This adoption method is considered a change in accounting principle requiring additional disclosure of the nature of, and reason for, the change, which is solely a result of the adoption of the required standard.  When applying the modified retrospective approach under ASU 2014-09, the Company has elected, as a practical expedient, to apply this approach only to contracts that were not completed as of January 1, 2018. A completed contract is considered to be a contract for which all (or substantially all) of the revenue was recognized in accordance with revenue guidance that was in effect before January 1, 2018.  There were no uncompleted contracts as of January 1, 2018 for which application of the new standard required an adjustment to retained earnings.

The following disclosures involve the Company’s material income streams derived from contracts with customers which are within the scope of ASU 2014-09.  Through the Company’s wholly-owned subsidiary, PIS, the Company contracts with a registered investment advisor to perform investment advisory services on behalf of the Company’s customers.  The Company receives commissions from this third party investment advisor based on the volume of business that the Company’s customers do with such investment advisor.  Total revenue recognized from these contracts was $1.0 million, $896,000 and $876,000 for the years ended December 31, 2021, 2020 and 2019, respectively.  The Company utilizes third parties to contract with the Company’s customers to perform debit and credit card clearing services.  These third parties pay the Company commissions based on the volume of transactions that they process on behalf of the Company’s customers.  Total revenue recognized from these contracts with these third parties was $5.0 million, $4.2 million and $4.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.  Through the Company’s wholly-owned subsidiary, REAS, the Company provides property appraisal services for negotiated fee amounts on a per appraisal basis. Total revenue recognized from these contracts with customers was $854,000, $828,000 and $692,000 for the years ended December 31, 2021, 2020 and 2019, respectively. Through the Company’s wholly-owned subsidiary, CBRES, the Company provides appraisal management services.  Total revenue recognized from these contracts with customers was $8.9 million, $6.8 million and $4.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.  Due to the nature of the Company’s relationship with its customers, the Company does not incur costs to obtain contracts and there are no material incremental costs to fulfill these contracts that should be capitalized.

Disaggregation of Revenue.  The Company’s portfolio of services provided to the Company’s customers consists of over 50,000 active contracts.  The Company has disaggregated revenue according to timing of the

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transfer of service. Total revenue for the year ended December 31, 2021 derived from contracts in which services are transferred at a point in time was approximately $9.3 million.  None of the Company’s revenue is derived from contracts in which services are transferred over time.  Revenue is recognized as the services are provided to the customers.  Economic factors, such as the financial stress impacting businesses and individuals as a result of the COVID-19 pandemic, could affect the nature, amount, and timing of these cash flows, as unfavorable economic conditions could impair a customers’ ability to provide payment for services.  For the Company’s deposit contracts, this risk is mitigated as the Company generally deducts payments from customers’ accounts as services are rendered.  For the Company’s appraisal services, the risk is mitigated in that the appraisal is not released until payment is received.

Contract Balances.  The timing of revenue recognition, billings, and cash collections results in billed accounts receivable on the balance sheet.  Most contracts call for payment by a charge or deduction to the respective customer account but there are some that require a receipt of payment from the customer.  For fee per transaction contracts, the customers are billed as the transactions are processed.  The Company has no contracts in which customers are billed in advance for services to be performed.  These types of contracts would create contract liabilities or deferred revenue, as the customers pay in advance for services.  There are no contract liabilities or accounts receivables balances that are material to the Company’s balance sheet.

Performance Obligations.  A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASU 2014-09.  A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied.  Performance obligations are satisfied as the service is provided to the customer at a point in time.  There are no significant financing components in the Company’s contracts.  Excluding deposit and appraisal service revenues which are primarily billed at a point in time as a fee for services incurred, all other contracts within the scope of ASU 2014-09 contain variable consideration in that fees earned are derived from market values of accounts which determine the amount of consideration to which the Company is entitled.  The variability is resolved when the services are provided. The contracts do not include obligations for returns, refunds, or warranties.  The contracts are specific to the amounts owed to the Company for services performed during a period should the contracts be terminated.

Significant Judgements.  All of the Company’s contracts create performance obligations that are satisfied at a point in time excluding some immaterial deposit revenues.  Revenue is recognized as services are billed to the customers.  Variable consideration does exist for contracts related to the Company’s contract with its registered investment advisor as some revenues earned pursuant to that contract are based on market values of accounts at the end of the period.

Recent Accounting Pronouncements

The following tables provide a summary of Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”) that the Company has recently adopted.

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2019-07: Codification Updates to SEC Sections	Guidance updated for various Topics of the ASC to align the guidance in various SEC sections of the ASC with the requirements of certain SEC final rules.	Effective upon issuance	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2018-14: Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans (Subtopic 715-20)	Updates disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans.	January 1, 2021	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

Guidance to simplify accounting for income taxes by removing specific technical exceptions that often produce information investors have a hard time understanding. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance.

		January 1, 2021	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.

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ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters

ASU 2020-01: Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint  Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)

Guidance to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815.

		January 1, 2021	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2020-02: Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842)—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842) (SEC Update)

Guidance to add and amend SEC paragraphs in the Accounting Standards Codification to reflect the issuance of SEC Staff Accounting Bulletin No. 119 related to the new credit losses standard and comments by the SEC staff related to the revised effective date of the new leases standard.

		Effective upon issuance	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2021-06: Presentation of Financial Statements (Topic 205), Financial Services—Depository and Lending (Topic 942), and Financial Services—Investment Companies (Topic 946)

Amends SEC paragraphs in the Accounting Standards Codification to reflect the issuance of SEC Release No. 33-10786, Amendments to Financial Disclosures about Acquired and Disposed Businesses, and No. 33-10835, Update of Statistical Disclosures for Bank and Savings and Loan Registrants.

		Effective upon issuance	The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or disclosures.

The following tables provide a summary of ASU’s issued by the FASB that the Company has not adopted as of December 31, 2021, which may impact the Company’s financial statements.

Recently Issued Accounting Guidance Not Yet Adopted

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2016-13: Measurement of Credit Losses on Financial Instruments	Provides guidance to change the accounting for credit losses and modify the impairment model for certain debt securities.	See ASU 2019-10 below.

The Company will apply this guidance through a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption.  The Company is still evaluating the impact of this guidance on its consolidated financial statements.  The Company has formed a Current Expected Credit Losses (“CECL”) committee and implemented a model from a third-party vendor for running CECL calculations.  The Company is currently developing CECL model assumptions and comparing results to current allowance for loan loss calculations.  The Company plans to run parallel calculations leading up to the effective date of this guidance to ensure it is prepared for implementation by the effective date. In addition to the Company’s allowance for loan losses, it will also record an allowance for credit losses on debt securities instead of applying the impairment model currently utilized.  The amount of the adjustments will be impacted by each portfolio’s composition and credit quality at the adoption date as well as economic conditions and forecasts at that time.

A-44

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments—Credit Losses

Aligns the implementation date of the topic for annual financial statements of nonpublic companies with the implementation date for their interim financial statements. The guidance also clarifies that receivables arising from operating leases are not within the scope of the topic, but rather, should be accounted for in accordance with the leases topic.

		See ASU 2019-10 below.	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures. See ASU 2016-13 above.
ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments

Addresses unintended issues accountants flagged when implementing ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, ASU 2016-13, Measurement of Credit Losses on Financial Instruments, and ASU 2017-12, Targeted Improvements to Accounting for Hedging Activities.

		See ASU 2019-10 below.	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures. See ASU 2016-13 above.
ASU 2019-05: Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief

Guidance to provide entities with an option to irrevocably elect the fair value option, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of ASU 2016-13, Measurement of Credit Losses on Financial Instruments.

		See ASU 2019-10 below.	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures. See ASU 2016-13 above.
ASU 2019-10: Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates

Guidance to defer the effective dates for private companies, not-for-profit organizations, and certain smaller reporting companies applying standards on current expected credit losses (CECL), leases and hedging.

		January 1, 2023	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments—Credit Losses

Guidance that addresses issues raised by stakeholders during the implementation of ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments affect a variety of Topics in the ASC.

		January 1, 2023	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2020-03: Codification Improvements to Financial Instruments

Guidance to clarify that the contractual term of a net investment in a lease, determined in accordance with the leases standard, should be the contractual term used to measure expected credit losses under ASC 326.

		January 1, 2023	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.
ASU 2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting

Guidance that provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The ASU is intended to help stakeholders during the global market-wide reference rate transition period. Therefore, it will be in effect for a limited time through December 31, 2022.

		March 12, 2020 through December 31, 2022	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

ASU 2020-06: Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

	Guidance to improve financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity.	January 1, 2022	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

A-45

ASU	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2021-05: Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments, which requires a lessor to classify a lease with variable lease payments that do not depend on an index or rate

Updated guidance that requires a lessor to classify a lease with variable lease payments that do not depend on an index or rate as an operating lease at lease commencement if certain conditions are met

		January 1, 2022	The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

Other accounting standards that have been issued or proposed by FASB or other standards-setting bodies are not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

Reclassification

Certain amounts in the 2020 and 2019 consolidated financial statements have been reclassified to conform to the 2021 presentation.